Related Party Transactions	9 Months Ended	12 Months Ended
	Oct. 31, 2020	Feb. 01, 2020
Related Party Transactions

13. Related Party Transactions

Monitoring Agreement

On August 3, 2011 (the “Effective Date”), we entered into a monitoring agreement (the “Monitoring Agreement”), with Kohlberg Kravis Roberts & Co. L.P. (the “Adviser”) pursuant to which the Adviser provides advisory, consulting and financial services to us. In accordance with the terms of the Monitoring Agreement, we pay an aggregate annual advisory fee which increases by 5.0% annually on each anniversary of the Effective Date. The Adviser may also charge us a customary fee for services rendered in connection with securing, structuring and negotiating equity and debt financings by us. Additionally, we are required to reimburse the Adviser for any out-of-pocket expenses in connection with these services. The Monitoring Agreement continues in effect from year-to-year, unless amended or terminated by the Adviser and us.

Upon the completion of the IPO, in the third quarter of 2020 the Monitoring Agreement terminated and we accrued the final termination fee of $12.3 million. The termination fee is equal to the net present value of the advisory fees that would have been paid from the termination date through the twelfth anniversary of the Effective Date of the Monitoring Agreement. We recognized advisory fees related to the Monitoring Agreement, including reimbursement of expenses and the termination fee, of approximately $13.0 million and $14.8 million in each of the thirteen and thirty-nine weeks ended October 31, 2020, respectively, and $0.9 million and $2.7 million in each of the thirteen and thirty-nine weeks ended November 2, 2019, respectively. These expenses are included in selling, general and administrative expenses in the statements of income.

Other Related Party Transactions

We paid $2.7 million to KCM for underwriting services in connection with the IPO.

KKR has ownership interests in a broad range of portfolio companies and we may enter into commercial transactions for goods or services in the ordinary course of business with these companies. We do not believe such transactions are material to our business.

Investments in Managers

There were no investments in Managers for the thirteen and thirty-nine weeks ended October 31, 2020. During the thirteen and thirty-nine weeks ended November 2, 2019, an executive of the Company purchased Redeemable Membership Units in Managers for approximately $0.1 million in cash. The cash consideration paid for the Redeemable Membership Units was concurrently contributed to NAHC by Managers in exchange for a number of NAHC Membership Units equal to the number of Redeemable Membership Units purchased.

There were no equity repurchases from Managers for the thirteen weeks ended October 31, 2020. During the thirty-nine weeks ended October 31, 2020, Managers repurchased at fair market value approximately $37.0 thousand of Redeemable Membership Units from a director of the Company for cash. During the thirteen and thirty-nine weeks ended November 2, 2019, Managers repurchased at fair market value approximately $0.5 million of Redeemable Membership Units from a director and an executive of the Company for cash. NAHC concurrently repurchased from Managers for cash, at fair market value, a number of NAHC membership units equal to the number of Redeemable Membership Units repurchased from the director and executive.

Notes Receivable from Member and Distribution

Under NAHC’s LLC agreement, certain members may require the Company to provide a tax loan on their behalf under certain circumstances. On April 10, 2019, the Company loaned $4.0 million with a note receivable issued to a member. The note receivable bears semi-annual compounding interest at 2.5% per annum with outstanding principal and interest due on April 10, 2022. This note receivable was recorded in other non-current assets on the balance sheet.

On April 5, 2018, the Company loaned $4.1 million with a note receivable issued to a member. The note receivable bears semi-annual compounding interest at 2.1%, with outstanding principal and interest due April 5, 2021. This note receivable was recorded in prepaid expenses and other current assets on the balance sheet.

On August 28, 2020, the Company made a distribution to its members of record as of August 25, 2020, of $257.0 million (see Note 10). Of the $257.0 million, $8.5 million was used to offset and satisfy the remaining balances of the notes receivable and related interest receivable from a member.

New Academy Holding Company, LLC
Related Party Transactions
13.	Related Party Transactions

Monitoring Agreement

On August 3, 2011, or the Effective Date, we entered into a monitoring agreement, or the Monitoring Agreement, with Kohlberg Kravis Roberts & Co. L.P., or the Adviser, pursuant to which the Adviser provides advisory, consulting and financial services to us. In accordance with the terms of the Monitoring Agreement, we pay an aggregate annual advisory fee of $3.7 million which increases by 5.0% annually on each anniversary of the Effective Date. The Adviser may also charge us a customary fee for services rendered in connection with securing, structuring and negotiating equity and debt financings by us. Additionally, we are required to reimburse the Adviser for any out-of-pocket expenses in connection with these services. The Monitoring Agreement continues in effect from year-to-year, unless amended or terminated by the Adviser and us. We recognized advisory fees related to the Monitoring Agreement, including reimbursement of expenses, of approximately $3.6 million, $3.5 million and $3.4 million in 2019, 2018 and 2017, respectively. These expenses are included in selling, general and administrative expenses in the consolidated statements of income.

The Monitoring Agreement terminates automatically upon the consummation of an initial public offering, unless we elect otherwise. In the event of such a termination, the Adviser is entitled to all unpaid monitoring fees and expenses plus the net present value of the advisory fees that would have been paid from the termination date through the twelfth anniversary of the Effective Date of the Monitoring Agreement. If an initial public offering was consummated and the Monitoring Agreement was terminated on February 1, 2020, we would have owed approximately $14.2 million of termination fees to the Adviser. Pursuant to a separate agreement, the Adviser would be expected to share a portion of any such termination fee with certain investors who are family descendants of our founder, Max Gochman, or Gochman Investors.

Transaction and Other Fee Arrangements

In 2015, we paid KKR Capital Markets LLC, or KCM, an affiliate of KKR, $2.1 million in fees in connection with the 2015 Term Loan Facility. These fees are recorded as deferred loan costs, net of amortization, within the long-term debt on the balance sheets. The Company also incurred expenses of $0.9 million and $0.3 million in 2018 and 2017, respectively, related to professional fees owed to an affiliate of KKR. These expenses are included in selling, general and administrative expenses in the statements of income.

Other Related Party Transactions

KKR has ownership interest in a broad range of portfolio companies and we may enter into commercial transactions for goods or services in the ordinary course of business with these companies. We do not believe such transactions are material to our business.

Equity Purchases

For the years ended February 1, 2020, February 2, 2019 and February 3, 2018, executives and directors of the Company made cash purchases of Redeemable Membership Units in Managers for approximately $0.1 million, $1.3 million and $1.2 million, respectively. The cash consideration paid for the Redeemable Membership Units was subsequently contributed to Holdco by Managers in exchange for a number of Holdco Membership Units equal to the number of Redeemable Membership Units purchased.

During the year ended February 1, 2020, Managers repurchased at fair market value approximately $0.5 million of Redeemable Membership Units from a director and an executive of the Company for cash. Holdco concurrently repurchased from Managers for cash, at fair market value, a number of Holdco membership units equal to the number for Redeemable Membership Units repurchased from the director and executive.

Note Receivable from Member

Under Holdco’s LLC agreement, certain members may require the Company to provide a tax loan on their behalf under certain circumstances. On April 10, 2019, the Company loaned $4.0 million with a note receivable issued to a member. The note receivable bears semi-annual compounding interest at 2.5% per annum with outstanding principal and interest due on April 10, 2022.  On April 5, 2018, the Company loaned $4.1 million with a note receivable issued to a member. The note receivable bears semi-annual compounding interest at 2.1% per annum, with outstanding principal and interest due on April 5, 2021. These notes receivable have been recorded in other non-current assets in the balance sheets.